Average Annual Total Returns		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.45%	13.40%
Cambria Tax Aware ETF
Prospectus [Line Items]
Performance Inception Date	Dec. 17, 2024
Cambria Tax Aware ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.73%	13.68%
Cambria Tax Aware ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		16.62%	13.50%
Cambria Tax Aware ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.96%	10.40%